Subsequent Events (Details Textual) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended						189 Months Ended	198 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended								1 Months Ended	3 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Oct. 31, 2012	Nov. 30, 2011	May 31, 2011	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2001	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Jan. 19, 2011	Nov. 30, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Jun. 29, 2012 Officer [Member]	Jan. 03, 2012 Officer [Member]	Jan. 31, 2012 Toucan Partners L L C [Member]	Mar. 31, 2011 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 11, 2009 Toucan Partners L L C [Member]	Jan. 20, 2012 Toucan Partners L L C [Member]	Sep. 30, 2010 Toucan Partners L L C [Member]	Dec. 31, 2009 Toucan Partners L L C [Member]	Sep. 30, 2012 Subsequent Event 1 [Member]	Sep. 30, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Private Placement [Member]	Dec. 31, 2011 Subsequent Event [Member] Common Stock [Member]	Sep. 30, 2012 Subsequent Event [Member] Warrant [Member]	Dec. 31, 2011 Subsequent Event [Member] Officer [Member]	Jan. 31, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Dec. 31, 2011 Subsequent Event [Member] Non Affiliated Investor [Member]	Sep. 30, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Jan. 20, 2012 Subsequent Event [Member] Non Affiliated Investor [Member]	Dec. 31, 2011 Subsequent Event [Member] Toucan Partners L L C [Member]	Dec. 31, 2011 Subsequent Event [Member] Private Investor [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent Event [Member] Four M Purchasers Llc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Notes Payable [Member]
Warrants Exercisable Price	$ 6.4																																		$ 6.40													$ 6.40
Debt Instrument, Maturity Date								Aug. 02, 2012	Apr. 30, 2009
Warrants Exercise Period	5 years																											5 years							5 years
Convertible Notes Payable																																				$ 1,100,000					$ 200,000				$ 75,000	$ 605,000
Conversion of preferred stock into common stock (in shares)																									611,000
Debt Instrument, Face Amount							5,400,000										1,100,000												500,000	100,000			900,000	150,000			666,666												200,000
Original Issue Discount																													10.00%	10.00%																			10.00%
Debt Instrument, Interest Rate, Stated Percentage			10.00%																							10.00%	10.00%		10.00%	10.00%		10.00%	6.00%	6.00%							6.00%							8.00%	10.00%
Debt Instrument Warrant Coverage Percentage																										100.00%	100.00%					100.00%																	100.00%
Debt Instrument, Convertible, Conversion Price																$ 3.2																																	$ 6.40
Convertible Debt																																											802,000	28,400,000
Payments on note payable						0	0	0	0					420,000	420,000																						220,000
Discount On Market Price Upon Conversion																																					40.00%
Proceeds from Other Short-term Debt																																											500,000
Debt Instrument Conversion Price Description																																					The conversion price for the $500,000 tranche is equal to a twenty percent discount from the market price at the time of conversion.				The conversion price is equal to a five percent discount from the market price at the time of conversion.	5.92 cents per share	The conversion price for the $220,000 tranche is equal to a fifteen percent discount from the market price at the time of conversion.
Debt Conversion Converted Instrument Warrant, Percentage																																					30.00%
Warrant, Exercise Price																																										$ 9.12
Debt Instrument Convertible Price Discount Percentage																																									10.00%
Line of Credit Facility, Maximum Borrowing Capacity																																														2,250,000
Line Of Credit Facility First Instalment Received																																														1,500,000
Warrant Exercise Price 1																																					$ 6.40
Common stock, shares authorized				450,000,000		450,000,000		150,000,000	150,000,000					150,000,000	450,000,000																						450,000,000									150,000,000
Line Of Credit Facility Second Instalment Received																																														250,000
Line Of Credit Facility Third Instalment Received																																														500,000
Issuance of common stock in initial public offering (in shares)																		66,000					987,000	2,467,000	250,000													1,000,000									14,000
Equity Issuance, Per Share Amount																																															$ 4.80
Issuance of common stock in initial public offering											25,886,000	4,688,000	17,155,000										16,000	39,000	4,000													5,000,000	519,000								65,000
Proceeds from Issuance of Secured Debt																																																1,700,000
Secured Demand Notes																																																2,500,000
Remaining Proceeds From Issuance Of Secured Debt Period																																																90 days
Loan conversion (in shares)	8,125,494	2,875																				35,000							126,000	47,000	750,000								513,000
Stock and warrants issued for services (in shares)				190,000	1,000															503,000	142,000	229,000																	3,000
Debt Conversion, Converted Instrument, Amount	300,000	2,076,846	559,480			2,000,000		3,400,000		112,000												1,000														300,000
Value Of Convertible Notes Retired	28,400,000
Shares Issued Upon Exercise Of Warrants	3,624,436
Accounts Payable and Accrued Liabilities, Current				4,600,000		4,600,000		6,000,000						6,000,000	4,600,000
Expenses Reimbursed In Kind																			$ 1,700,000																					$ 800,000